Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of preparation of the financial statements
a.	Basis of preparation of the financial statements

The Group’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Jeffs’ Brands Ltd and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Prior to 2022, the Group prepared its financial statements in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), as permitted in the United States based on the Company’s qualification as a “foreign private issuer” under the rules and regulations of the U.S Securities and Exchange Commission (the “SEC”).

Use of estimates
b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods and accompanying notes. The Group evaluates on an ongoing basis its assumptions including those related to sales allowances, fair value of intangible assets, useful lives of intangible assets, realizability of deferred tax assets, derivative liability and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Group’s assets and liabilities.

Functional and presentation currency
c.	Functional and presentation currency

The functional and reporting currency of the Group is the United States dollar (“U.S dollar”) as the U.S. dollar is the currency of the primary economic environment in which the Group has operated and expects to continue to operate in the foreseeable future.

The Group transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-U.S. dollar transactions and balances have been remeasured to U.S. dollars in accordance with Accounting Standards Codification (“ASC”) 830, “Foreign Currency Transaction”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-U.S. dollar currencies are reflected in the statement of operations as financial income or expenses foreign currency gain/loss, as appropriate.

Cash and cash equivalents
d.	Cash and cash equivalents

Cash and cash equivalents include cash in banks and short-term bank deposits (with original maturities of three months or less) that are not restricted as to withdrawal or use and are therefore considered to be cash equivalents.

Accounts receivable
e.	Accounts receivable

Accounts receivables are stated at realizable value, net of an allowance for credit losses. The Group evaluates its outstanding accounts receivable and establishes an allowance for credit losses based on information available on their credit condition, current aging, historical experience and future economic and market conditions. These allowances are reevaluated and adjusted periodically as additional information is available. Payments are made by customers immediately at the point of sale, therefore, no provision for credit losses has been recorded as of December 31, 2022 and 2021.

Inventories
f.	Inventories

Inventories are stated at the lower of cost and or market based on net realizable value. Inventories are adjusted for estimated excess and obsolescence and written down to net realizable value based upon estimates of future demand, technology developments, and market conditions. Cost is determined in accordance with first-in, first-out Method (“FIFO”) and the cost of inventory includes shipment and freight costs.

Property and equipment
g.	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Repairs and maintenance are charged to the statement of operations during the period in which they are incurred.

The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

%
Computers equipment	33
Furniture	7
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Deferred offering costs
h.	Deferred offering costs

The Company capitalized certain legal and other third-party fees that were directly related to the Company’s IPO. As of December 31, 2021, there were $366 thousands of deferred offering costs included in other non-current assets on the balance sheet.

The total gross consideration from the IPO was initially allocated to the derivative warrant liability based on its fair value and the remaining amount was allocated to the Ordinary Shares issued and recognized as a component of equity. (refer to Note 12h below). Accordingly, issuance costs were allocated between the warrant liability and Ordinary Shares based on their relative fair values.

Leases
i.	Leases

In accordance with ASC 842, the Group determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Group obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Group has a right to direct the use of the asset. The Group elected the practical expedient to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. The Group also elected the practical expedient to not separate lease and non-lease components for its leases. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease.

ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Group uses its Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Group’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease.

An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Group will exercise that option. An option to terminate is considered unless it is reasonably certain that the Group will not exercise the option.

Operating lease expense is recognized on a straight-line basis over the lease term.

Asset acquisition
j.	Asset acquisition

The Group accounts for a transaction as an asset acquisition when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, or otherwise does not meet the definition of a business. Asset acquisition-related costs are capitalized as part of the asset or assets acquired.

Intangible assets
k.	Intangible assets

The Group’s intangible assets consist of its Brands. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. Each period the Group evaluates the estimated remaining useful lives of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization.

The estimated useful lives of the Group’s intangible assets (Brands) are 10 years.

Impairment of long-lived assets
l.	Impairment of long-lived assets

The Group’s long-lived assets (assets group) to be held or used, including property and equipment, right of use assets and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, “Accounting for the Impairment or Disposal of Long-Lived Assets”, whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The recoverability of these assets is measured by comparing the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If property and equipment, intangible assets or right of use assets are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair market value.

In determining the fair values of long-lived assets for the purpose of measuring impairment, the Group’s assumptions include those that market participants will consider in valuations of similar assets.

Loans from shareholders and related parties
m.	Loans from shareholders and related parties:

On the borrowing date of loans received from shareholders or related parties, the Group estimates the value of the benefit granted to it as the difference between the interest rate that the Group is required to pay to investors for the loans provided by them and secured by such lien and the interest rate required to pay for similar unsecured loans to non-related parties. The Group assesses changes to the term of loans with shareholders and related parties in accordance with ASC 470, “Debt” (“ASC 470”), Subtopic 50— “Modifications and Extinguishments” (“ASC 470-50”). For transactions accounted for as debt extinguishment, the difference between the reacquisition price of the debt and the net carrying amount of the extinguished debt is recorded as an in-essence capital transaction.

Income taxes
n.	Income taxes

The Group accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances in respect of deferred tax assets are provided for, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. As of December 31, 2022 and 2021 a partial valuation allowance was recorded on the Group’s deferred tax assets.

The Group implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2022 and 2021, no liability for unrecognized tax positions has been recognized.

Revenue recognition
o.	Revenue recognition

The Group sells products directly to customers mainly through its online Amazon stores.

Under the Group’s standard contract terms, customers have a right of return within 30 until 90 days. For contracts with rights of return, the Group recognizes revenue based on the amount of the consideration which the Group expects to receive for products which are not expected to be returned and recognizes a refund liability for the amount not expected to be received. At the end of each reporting period, the Group updates its estimates of expected product returns and adjusts the refund liabilities with a corresponding adjustment in revenues. The Group recorded an allowance for returns in the amounts of $35 thousand and $35 thousand as of December 31, 2022, and 2021, respectively. The allowance for returns is recorded as decrease in revenues against other payables.

The Group evaluates the criteria outlined in ASC 606-10-55, “Principal versus Agent Considerations”, in determining whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. The Group evaluates whether it is appropriate to recognize revenue on a gross or net basis based upon its evaluation of whether the Company obtains control of the specified goods by considering if it is primarily responsible for fulfillment of the promise, has inventory risk, and has the latitude in establishing pricing and selecting suppliers, among other factors. Based on its evaluation of these factors, management has determined that it is the principal in these arrangements; therefore, sales are recorded on a gross basis.

Cost of sales
p.	Cost of sales

In accordance with Amazon’s terms of use, the Group is obligated to pay to Amazon incremental costs, such as sales fulfillment commissions which are contingent on making binding sales. Sales commissions would not have been incurred if the contract had not been obtained.

Cost of sales primarily consists of expenses related to Amazon’s commissions, storage costs and freight.

Advertising expenses
q.	Advertising expenses

The Group expenses advertising costs as incurred. Advertising expenses, included within sales and marketing expenses, were $1,163 thousands, $1,211 thousands, and $371 thousands for the years ended December 31, 2022, 2021 and 2020, respectively.

Employee benefits
r.	Employee benefits

Pension and severance pay obligations

Groups employees are employed by Jeffs’ Brands and subject to Israeli labor laws. Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. Pursuant to Section 14 of the Severance Compensation Act, 1963 (“Section 14”), all of the Group’s employees in Israel are entitled to a monthly contribution, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Contributions under Section 14 relieve the Group from any future severance payment obligation with respect to those employees. The aforementioned contributions are not recorded as an asset on the Group’s balance sheet, and there is no liability recorded as the Group does not have a future obligation to make any additional payments.

Fair value measurement
s.	Fair value measurement

The Group applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Group uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent from the Group. Unobservable inputs are inputs that reflect the Group’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 - Valuations based on quoted prices in active markets for identical assets that the Group has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The carrying amounts of cash and cash equivalents, trade receivables, other receivable, trade payables, other accounts payable and accrued expenses and payables to related parties approximate their fair value due to the short-term maturity of such instruments. The Group’s derivative liabilities in respect of Additional Warrants are classified within Level 3 of the fair value hierarchy because their fair values are estimated by utilizing valuation models and significant unobservable inputs. For more details, see Note 9.

Warrants
t.	Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance.

The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, “Distinguishing Liabilities and Equity”, are indexed to the Group’s own stock and whether the warrants are eligible for equity classification under ASC 815 (“ASC 815”), “Derivatives and Hedging”, Subtopic 40 “Contracts in Entity’s Own Equity” (“ASC 815-40”). This assessment is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding.

Warrants that meet all the criteria for equity classification, are recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.

Legal and other contingencies
u.	Legal and other contingencies

The Group accounts for its contingent liabilities in accordance with ASC 450, “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, the Group reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Group accrues a liability for the estimated loss. Legal costs incurred in connection with loss contingencies are expensed as incurred. As of December 31, 2022, and 2021, the Group is not a party to any litigation that could have a material adverse effect on the Group’s business, financial position, results of operations or cash flows.

Basic and diluted net loss per share
v.	Basic and diluted net loss per share.

The Group calculates basic net profit (loss) per share by dividing the net profit (loss) by the weighted-average number of Ordinary Shares outstanding during the period. Diluted net loss per share is computed by giving effect to all potentially dilutive Ordinary Share equivalents outstanding for the period. All outstanding share options and warrants for the years ended December 31, 2022 and 2021 have been excluded from the calculation of the diluted net loss per share since all such securities were anti-dilutive. For the year ended December 31, 2020 there were no Ordinary Share equivalents outstanding.

Recently adopted and recently issued accounting pronouncements
w.	Recently adopted and recently issued accounting pronouncements.

In May 2021, the FASB issued ASU No. 2021-04 to ASC 260, ASC 470-50, ASC 718 “Compensation—Stock Compensation”, and ASC 815: “Issuer’s counting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options”. The amendments in ASU No. 2021- modification or exchange. The amendments in this ASU No. 2021-04 were effective for after the Company beginning on January 1, 2022. The adoption of the standard did not have material effect on Group’s results.